Related party transactions	9 Months Ended
May 31, 2022
Related party transactions

17.	Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of Directors and key management personnel of the Company was as follows:

	Three months ended May 31, 2022	Three months ended May 31, 2021	Nine months ended May 31, 2022	Nine months ended May 31, 2021
Remuneration[1]	$(463)	$(402)	$(1,291)	$(1,317)
Share based expense	(612)	-	(2,125)	-
Total	$(1,075)	(402)	$(3,416)	$(1,317)

(1)	Remuneration includes salaries and benefits for certain key management personnel and director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their services.

As of May 31, 2022, included in amounts payable is $0.2 million of board fees (August 31, 2021 - $0.5 million) due to related parties with no specific terms of repayment.

During the year ended August 31, 2021, the Company granted common shares upon hiring key management personnel in the aggregate of:

a)	1.56 million common shares having a fair market value of $1.1 million on the respective start dates of the key Management (December 1, 2020 to May 18, 2021).

b)	Common shares on the first, second and third anniversary dates of the greater of up to 2.02 million, 3.55 million and 2.82 million common shares; or common shares having a fair market value of to $1.4 million, $2.5 million and $2.0 million provided that 80% of such issuance shall be guaranteed and 20% shall be subject to certain financial milestones to be determined by the Board of Directors respectively.

The common shares had a value of $7.0 million at grant date that is amortized over the service period. $2.1 million was recognized during the nine months period ended May 31, 2022 (for the nine months period ended May 31, 2021 - $nil).